UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Michigan Municipal Income Fund	6.19%	5.32%	4.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Michigan Municipal Income Fund on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund: For the year, the fund returned 6.19%, while the Barclays Michigan Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 7.10%. Versus the benchmark, the fund was hurt by out-of-benchmark exposure to Puerto Rico bonds and an underweighting in par bonds. The negative impact of these factors offset the benefit of having larger-than-benchmark exposure to health care bonds. Puerto Rico bonds lagged because investors became increasingly concerned about the territory's poor economic and fiscal prospects, as well as the new governor's willingness and ability to bolster its pension funds while also balancing revenues and spending. In December, the bonds suffered a significant sell-off after a major credit rating agency cut Puerto Rico's credit rating. Par bonds, which sell at or near their face value, outperformed premium bonds, in which the fund was overweight, thanks to comparatively strong demand from individual investors. The health care sector was one of the muni market's biggest gainers for the period, as investors searching for yield were drawn to these securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Michigan Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,027.00	$ 2.45
Hypothetical A		$ 1,000.00	$ 1,022.72	$ 2.44
Fidelity Michigan Municipal Money Market Fund	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
Hypothetical A		$ 1,000.00	$ 1,024.18	$ .97**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fidelity Michigan Municipal Money Market Fund would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.71 and $2.75, respectively.

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.1	43.5
Health Care	19.5	16.8
Water & Sewer	15.3	18.1
Education	5.9	4.8
Special Tax	5.2	6.0
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	5.4	5.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	6.0	6.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 4.9%	AAA 7.0%
AA,A 81.3%	AA,A 80.0%
BBB 7.6%	BBB 8.8%
BB and Below 2.1%	BB and Below 0.9%
Not Rated 0.5%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,100,594
Series 2006 A, 5% 10/1/23	1,000,000	1,008,060
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,376,524
		3,485,178
Michigan - 94.0%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,762,945
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,661,672
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,735,777
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,530,059
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,564,603
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	2,033,000	2,444,906
Ann Arbor Pub. School District 5% 5/1/28	2,900,000	3,486,264
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,618,637
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,750,400
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,389,180
5.25% 5/1/18	1,100,000	1,115,807
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,096,540
5% 5/1/17 (FSA Insured)	2,065,000	2,252,832
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,765,687
5% 6/1/25 (AMBAC Insured)	1,775,000	1,896,960
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,827,358
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,128,711
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,859,888
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,931,242
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	$ 1,905,000	$ 2,082,889
5% 5/1/16 (FSA Insured)	1,855,000	2,090,529
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,086,860
Detroit City School District:
Series 2003 B, 5% 5/1/24 (Pre-Refunded to 5/1/13 @ 100)	5,000,000	5,076,900
Series 2003, 5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100)	3,085,000	3,134,977
Series 2005 A, 5.25% 5/1/30	5,000,000	6,005,950
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,000,080
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,720,276
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,841,255
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,007,269
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,901,600
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,422,680
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	3,135,645
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,238,586
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	541,891
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,155,818
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,904,598
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,457,502
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,928,352
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,084,650
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,436,400
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,103,390
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,182,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,035,000	$ 6,422,145
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	3,057,124
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,258,441
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,216,050
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,128,940
5% 10/1/22 (FSA Insured)	1,000,000	1,129,030
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,603,119
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,772,131
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,142,240
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,326,161
5% 5/1/28 (FSA Insured)	1,250,000	1,350,725
5% 5/1/29 (FSA Insured)	1,275,000	1,374,782
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,509,175
5% 5/1/17 (FSA Insured)	1,985,000	2,100,348
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,823,025
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,927,860
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,878,642
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,326,861
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,391,372
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,146,637
5% 5/1/17 (FSA Insured)	1,615,000	1,750,224
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,278,159
5% 5/1/17 (FSA Insured)	1,390,000	1,514,753
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,352,540
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,355,000	$ 1,468,454
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,629,930
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,336,838
5% 5/1/17 (FSA Insured)	1,230,000	1,332,988
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,333,895
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,471,158
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,793,984
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,501,086
5% 5/1/19 (FSA Insured)	1,315,000	1,572,753
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,652,300
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,278,250
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,204,600
Series 2008, 5% 1/1/38	3,320,000	3,763,884
Series 2010, 5% 1/1/28	3,000,000	3,790,860
Series 2012, 5% 1/1/37	1,250,000	1,437,650
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,516,300
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,229,860
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	568,530
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,433,200
Series 2009, 5.625% 12/1/29	2,400,000	2,780,352
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,083,302
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,066,123
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	552,070
5.25% 5/1/21 (FSA Insured)	2,000,000	2,355,500
5.25% 5/1/24 (FSA Insured)	2,100,000	2,406,474
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100,000	$ 1,195,546
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,098,980
5.25% 5/1/41	1,750,000	1,984,290
Huron Valley School District Series 2003, 5.25% 5/1/16	2,450,000	2,486,334
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,105,375
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,424,353
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,270,932
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,596,928
5.25% 5/1/16 (FSA Insured)	1,500,000	1,702,665
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,551,393
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,875,630
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2011 A, 5.5% 11/15/25	5,000,000	5,889,700
Series 2011 C, 5% 1/15/42	5,000,000	5,458,950
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,155,970
4% 5/1/22	1,000,000	1,150,070
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,464,008
Series 2012:
5% 5/1/22	1,500,000	1,830,615
5% 5/1/23	1,500,000	1,814,055
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,877,650
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,394,052
5% 5/1/25	1,540,000	1,868,405
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,576,611
5% 5/1/20 (FSA Insured)	1,425,000	1,652,387
5% 5/1/22 (FSA Insured)	1,395,000	1,597,010
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,590,156
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	$ 1,460,000	$ 1,545,249
5% 5/1/16 (FSA Insured)	1,425,000	1,589,588
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,965,950
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,186,350
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,379,460
Series IA 5.375% 10/15/41	3,000,000	3,429,210
Series IA, 5.5% 10/15/45	10,000,000	11,483,800
Michigan Fin. Auth. Rev.:
(Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,270,577
Series 2011 MI, 5% 12/1/39	7,000,000	7,679,490
Series 2012 A:
4.125% 6/1/32	3,000,000	2,958,480
5% 6/1/39	11,425,000	12,074,278
Series 2012 B, 5% 7/1/22	2,600,000	2,944,500
Series 2012:
5% 11/15/24	425,000	491,202
5% 11/15/25	1,000,000	1,148,460
5% 11/1/26	5,000,000	5,645,400
5% 11/15/26	800,000	913,680
5% 11/15/36	4,200,000	4,622,100
5% 11/15/42	4,500,000	4,890,375
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,761,300
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,747,700
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	1,000,000	1,062,930
5% 11/15/17	1,000,000	1,110,990
Series 2009, 5.25% 11/15/24	3,000,000	3,413,820
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.25% 5/15/15	1,615,000	1,779,326
5.75% 5/15/38	6,880,000	7,720,117
Series 2012 A:
5% 6/1/24	2,765,000	3,176,211
5% 6/1/25	2,895,000	3,302,761
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	$ 2,000,000	$ 2,005,080
Series 2009 A, 6.125% 6/1/39	3,740,000	4,301,374
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,131,630
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	125,000	130,553
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	615,180
5% 11/15/18	1,725,000	1,967,966
5% 11/15/19	1,000,000	1,135,380
5% 11/15/20	2,000,000	2,249,060
5% 11/15/31	5,000,000	5,351,050
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	6,061,450
5% 12/1/26	3,725,000	4,135,644
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	968,403
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,179,659
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,488,233
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,808,980
Series 2005, 5% 10/1/23	385,000	462,065
Series 2009, 5% 10/1/26	5,000,000	5,913,800
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,883,840
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,084,641
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	11,108,802
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,177,869
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,518,910
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,182,725
Series 2006, 5.25% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,629,200
Series 2011, 5% 11/15/36	2,000,000	2,295,820
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	478,300
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006: - continued
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 490,000	$ 553,901
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,839,340
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,434,815
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,218,002
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,665,925
5% 5/1/16 (FSA Insured)	1,475,000	1,603,119
5% 5/1/17 (FSA Insured)	3,675,000	3,920,747
Oakland Univ. Rev. Series 2012:
5% 3/1/24	1,170,000	1,377,663
5% 3/1/25	1,225,000	1,430,555
5% 3/1/26	1,290,000	1,496,336
5% 3/1/37	4,000,000	4,397,360
Okemos Pub. School District Series 1993, 0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,693,336
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,172,782
5.25% 5/1/27 (FSA Insured)	1,135,000	1,281,222
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	3,017,546
5% 5/1/37	1,100,000	1,249,083
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,513,498
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,291,302
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,165,149
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,118,590
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,123,194
5% 5/1/16 (FSA Insured)	1,025,000	1,114,032
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,945,900
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	5,055,338
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	$ 2,080,000	$ 2,315,726
5% 5/1/38 (FSA Insured)	1,000,000	1,090,510
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	666,786
5% 5/1/15	955,000	1,004,756
5% 5/1/17	1,000,000	1,050,740
5% 5/1/18	1,000,000	1,049,650
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,557,683
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,758,864
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,388,122
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,790,000	2,250,352
8.25% 9/1/39	3,425,000	4,372,629
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,304,300
Saint Clair County Gen. Oblig.:
Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,448,448
5% 4/1/19 (AMBAC Insured)	1,475,000	1,546,095
5% 4/1/26	1,495,000	1,737,325
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,171,432
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,855,775
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,142,390
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,236,353
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,868,058
5% 5/1/16 (FSA Insured)	1,750,000	1,946,088
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,340
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,117,230
5% 5/1/15 (Pre-Refunded to 5/1/14 @ 100)	2,135,000	2,267,882
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	$ 6,085,000	$ 7,260,074
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17 (Pre-Refunded to 11/1/13 @ 100)	3,000,000	3,117,600
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,810
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,260,960
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,383,056
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,001,730
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,416,161
5% 12/1/25	5,120,000	6,030,387
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,780,750
Series 2012 A, 5% 12/1/23	2,300,000	2,743,900
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25	4,310,000	5,065,586
5% 5/1/26	2,000,000	2,331,100
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,435,000	5,658,324
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	6,096,288
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,209,010
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,096,060
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,045,550
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,263,160
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,050,000	1,118,817
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools: - continued
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,035,000	$ 2,231,459
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	185,463
		652,176,687
Puerto Rico - 1.5%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,083,030
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,128,220
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	858,194
0% 8/1/47 (AMBAC Insured)	1,000,000	139,440
Series 2009 A:
6% 8/1/42	4,000,000	4,274,720
6.5% 8/1/44	1,500,000	1,644,915
		10,128,519
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,670,010
Series 2009 B, 5% 10/1/25	1,200,000	1,318,536
		2,988,546
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $619,930,771)	668,778,930
NET OTHER ASSETS (LIABILITIES) - 3.6%	24,902,772
NET ASSETS - 100%	$ 693,681,702
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	41.1%
Health Care	19.5%
Water & Sewer	15.3%
Education	5.9%
Special Tax	5.2%
Others* (Individually Less Than 5%)	13.0%
100.0%
* Includes net other assets (liabilities)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $619,930,771)		$ 668,778,930
Cash		18,964,468
Receivable for fund shares sold		686,168
Interest receivable		7,091,837
Prepaid expenses		1,654
Other receivables		3,309
Total assets		695,526,366

Liabilities
Payable for fund shares redeemed	$ 670,860
Distributions payable	796,896
Accrued management fee	211,864
Transfer agent fee payable	93,936
Other affiliated payables	27,337
Other payables and accrued expenses	43,771
Total liabilities		1,844,664

Net Assets		$ 693,681,702
Net Assets consist of:
Paid in capital		$ 644,304,661
Undistributed net investment income		141,530
Accumulated undistributed net realized gain (loss) on investments		387,352
Net unrealized appreciation (depreciation) on investments		48,848,159
Net Assets, for 55,306,816 shares outstanding		$ 693,681,702
Net Asset Value, offering price and redemption price per share ($693,681,702 ÷ 55,306,816 shares)		$ 12.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 26,948,665

Expenses
Management fee	$ 2,427,741
Transfer agent fees	543,768
Accounting fees and expenses	155,183
Custodian fees and expenses	8,010
Independent trustees' compensation	2,455
Registration fees	23,487
Audit	49,973
Legal	7,602
Miscellaneous	5,658
Total expenses before reductions	3,223,877
Expense reductions	(12,493)	3,211,384
Net investment income (loss)		23,737,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		709,792
Change in net unrealized appreciation (depreciation) on investment securities		14,987,681
Net gain (loss)		15,697,473
Net increase (decrease) in net assets resulting from operations		$ 39,434,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,737,281	$ 23,231,202
Net realized gain (loss)	709,792	(1,334)
Change in net unrealized appreciation (depreciation)	14,987,681	28,932,158
Net increase (decrease) in net assets resulting from operations	39,434,754	52,162,026
Distributions to shareholders from net investment income	(23,650,013)	(23,214,211)
Distributions to shareholders from net realized gain	(220,908)	(352,543)
Total distributions	(23,870,921)	(23,566,754)
Share transactions Proceeds from sales of shares	114,227,329	71,220,723
Reinvestment of distributions	14,619,749	14,650,857
Cost of shares redeemed	(72,723,778)	(119,227,678)
Net increase (decrease) in net assets resulting from share transactions	56,123,300	(33,356,098)
Redemption fees	328	2,805
Total increase (decrease) in net assets	71,687,461	(4,758,021)

Net Assets
Beginning of period	621,994,241	626,752,262
End of period (including undistributed net investment income of $141,530 and undistributed net investment income of $45,485, respectively)	$ 693,681,702	$ 621,994,241
Other Information Shares
Sold	9,150,950	6,005,757
Issued in reinvestment of distributions	1,169,914	1,233,872
Redeemed	(5,820,774)	(10,174,511)
Net increase (decrease)	4,500,090	(2,934,882)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.66	$ 11.85	$ 11.29	$ 11.76
Income from Investment Operations
Net investment income (loss) B	.445	.463	.462	.460	.457
Net realized and unrealized gain (loss)	.303	.586	(.184)	.575	(.465)
Total from investment operations	.748	1.049	.278	1.035	(.008)
Distributions from net investment income	(.444)	(.462)	(.461)	(.460)	(.457)
Distributions from net realized gain	(.004)	(.007)	(.007)	(.015)	(.005)
Total distributions	(.448)	(.469)	(.468)	(.475)	(.462)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 12.54	$ 12.24	$ 11.66	$ 11.85	$ 11.29
Total Return A	6.19%	9.20%	2.32%	9.30%	(.06)%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.48%	.49%	.49%	.50%	.47%
Net investment income (loss)	3.57%	3.90%	3.86%	3.94%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,682	$ 621,994	$ 626,752	$ 645,195	$ 568,852
Portfolio turnover rate	10%	9%	7%	6%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/12	% of fund's investments 6/30/12	% of fund's investments 12/31/11
1 - 7	80.1	75.0	75.0
8 - 30	5.5	5.4	4.7
31 - 60	2.6	1.2	4.6
61 - 90	0.0	6.7	2.7
91 - 180	3.8	4.7	7.0
> 180	8.0	7.0	6.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/12	6/30/12	12/31/11
Fidelity Michigan Municipal Money Market Fund	29 Days	38 Days	34 Days
All Tax-Free Money Market Funds Average*	34 Days	30 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet Inc.

Weighted Average Life
	12/31/12	6/30/12	12/31/11
Fidelity Michigan Municipal Money Market Fund	29 Days	38 Days	34 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
Variable Rate Demand Notes (VRDNs) 67.0%	Variable Rate Demand Notes (VRDNs) 71.7%
Other Municipal Debt 21.6%	Other Municipal Debt 25.2%
Investment Companies 9.0%	Investment Companies 4.1%
Net Other Assets (Liabilities) 2.4%	Net Other Assets (Liabilities)** (1.0)%

Current and Historical Seven-Day Yields

	12/31/12	9/30/12	6/30/12	3/31/12	1/2/12
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2012, the most recent period shown in the table, would have been -0.38%.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.0%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 1/7/13, VRDN (a)(c)	$ 600,000	$ 600,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.26% 1/2/13, VRDN (a)(c)	2,300,000	2,300,000
Series 1999 A, 0.39% 1/7/13, VRDN (a)	400,000	400,000
		2,700,000
Louisiana - 0.6%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.14% 1/7/13, VRDN (a)(c)	2,800,000	2,800,000
Series 2003, 0.14% 1/7/13, VRDN (a)(c)	3,000,000	3,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.35% 1/7/13, VRDN (a)	300,000	300,000
		6,100,000
Michigan - 64.5%
Central Michigan Univ. Rev. Series 2008 A, 0.13% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Detroit City School District Participating VRDN Series Solar 06 01, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	29,980,000	29,980,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	6,475,000	6,475,000
Grand Traverse County Hosp. Series 2011 B, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	29,180,000	29,180,000
Series 2008 B, 0.13% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	20,940,000	20,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2012, 0.12% 1/7/13, LOC Bank of America NA, VRDN (a)	8,375,000	8,375,000
(Spectrum Health Sys. Proj.) Series 2008 B3, 0.14% 1/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,700,000	3,700,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.14% 1/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,675,000	8,675,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series Solar 06 21, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	18,185,000	18,185,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Series 2007 I, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,100,000	$ 3,100,000
Series 2011 IIB, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series RBC O 32, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,850,000	3,850,000
Series ROC II R 14014, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (a)(d)	8,600,000	8,600,000
Series 2012 C, 0.13% 1/7/13, LOC Citibank NA, VRDN (a)	26,500,000	26,500,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.13% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)	565,000	565,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.13% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	21,165,000	21,165,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.11% 1/7/13, VRDN (a)	2,200,000	2,200,000
Participating VRDN Series RBC O 33, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500,000	2,500,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.16% 1/7/13, LOC Citibank NA, VRDN (a)(c)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.16% 1/7/13, LOC Citibank NA, VRDN (a)(c)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.16% 1/7/13, LOC Citibank NA, VRDN (a)(c)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.14% 1/7/13, LOC Fannie Mae, VRDN (a)(c)	6,700,000	6,700,000
(Hunt Club Apts. Proj.) 0.14% 1/7/13, LOC Fannie Mae, VRDN (a)(c)	6,595,000	6,595,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.16% 1/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	75,300,000	75,300,000
Series 2009 D, 0.14% 1/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	35,470,000	35,470,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan State Univ. Revs. Series 2000 A, 0.15% 1/7/13 (Liquidity Facility Northern Trust Co.), VRDN (a)	$ 2,100,000	$ 2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.29% 1/7/13, LOC Bank of America NA, VRDN (a)(c)	900,000	900,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.11% 1/2/13, VRDN (a)	34,350,000	34,350,000
(Almond Products, Inc. Proj.) 0.29% 1/7/13, LOC Bank of America NA, VRDN (a)(c)	5,715,000	5,715,000
(BC & C Proj.) 0.23% 1/7/13, LOC Comerica Bank, VRDN (a)(c)	475,000	475,000
(Consumers Energy Co. Proj.) 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,500,000	4,500,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.18% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	6,800,000	6,800,000
(Greenpath, Inc. Proj.) Series 2011, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	5,705,000	5,705,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.14% 1/2/13, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(S & S LLC Proj.) Series 2000, 0.4% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	1,005,000	1,005,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.13% 1/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.14% 1/7/13, LOC Comerica Bank, VRDN (a)	10,250,000	10,250,000
(Van Andel Research Institute Proj.) Series 2008, 0.13% 1/7/13, LOC Bank of America NA, VRDN (a)	100,400,000	100,399,999
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	10,330,000	10,330,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.28% 1/7/13, LOC Bank of America NA, VRDN (a)	8,225,000	8,225,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.2% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,300,000	4,300,000
Univ. of Michigan Univ. Rev. Series 2012 D2, 0.12% 1/7/13, VRDN (a)	10,000,000	10,000,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.16% 1/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,650,000	5,650,000
Wayne County Arpt. Auth. Rev.:
0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)(c)	8,995,000	8,995,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev.: - continued
0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(c)	$ 8,975,000	$ 8,975,000
0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	13,000,000	13,000,000
		635,549,999
Minnesota - 0.3%
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.19% 1/7/13, LOC Deutsche Bank AG, VRDN (a)(c)	3,060,000	3,060,000
Nebraska - 0.2%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.18% 1/7/13, LOC Bank of America NA, VRDN (a)(c)	1,000,000	1,000,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 1/7/13, VRDN (a)(c)	600,000	600,000
		1,600,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.33% 1/7/13, VRDN (a)	100,000	100,000
Series 2012 A, 0.37% 1/7/13, VRDN (a)(c)	500,000	500,000
		600,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.26% 1/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.22% 1/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	700,000	700,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.24% 1/7/13, VRDN (a)	2,300,000	2,300,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.18% 1/7/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		3,300,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.13% 1/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	1,770,000	1,770,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.19% 1/2/13, VRDN (a)	$ 1,000,000	$ 1,000,000
Texas - 0.1%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.14% 1/7/13, VRDN (a)(c)	1,000,000	1,000,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.18% 1/7/13, LOC Bank of America NA, VRDN (a)	1,510,000	1,510,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.22% 1/7/13 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000,000	1,000,000
		2,510,000
TOTAL VARIABLE RATE DEMAND NOTE		660,589,999
Other Municipal Debt - 21.6%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 1/16/13, CP mode (c)	1,400,000	1,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1993 B, 0.45% tender 1/15/13, CP mode	2,000,000	2,000,000
Michigan - 20.7%
Clarkston Cmnty. Schools Bonds 5% 5/1/13	2,750,000	2,791,734
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.) Series 2011 A, 5% 10/15/13	1,110,000	1,151,611
Series I, 5.25% 10/15/13	2,000,000	2,077,831
Series 6, 0.21% 1/17/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	47,280,000	47,280,000
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 2% 7/1/13	32,870,000	33,165,459
Series 2012, 2% 1/1/14	3,800,000	3,867,326
Michigan Gen. Oblig. Bonds:
Series 2001, 5.5% 12/1/13	3,500,000	3,668,718
Series 2003 A, 5% 5/1/13	1,600,000	1,624,137
Series 2012 A, 5% 9/15/13	1,300,000	1,343,132
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F4, 1.35%, tender 4/1/13 (a)	$ 5,925,000	$ 5,941,690
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.22%, tender 7/29/13 (a)	7,600,000	7,600,000
0.22%, tender 7/29/13 (a)	8,800,000	8,800,000
0.22%, tender 7/29/13 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.16% tender 1/2/13, CP mode	17,300,000	17,300,000
0.16% tender 2/12/13, CP mode	10,595,000	10,595,000
0.19% tender 2/4/13, CP mode	11,915,000	11,915,000
Series 2002 A, 5.75% 4/1/13 (Pre-Refunded to 4/1/13 @ 100)	10,150,000	10,288,186
Series 2012 A, 2% 6/1/13	7,340,000	7,392,017
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.5% 10/1/13	5,000,000	5,198,259
Series 2010, 5% 10/1/13	2,095,000	2,169,793
Michigan State Univ. Revs. Bonds:
Series 2010 C, 5% 2/15/13	2,500,000	2,514,714
Series WF 11 33 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	7,625,000	7,625,000
Michigan Trunk Line Fund Rev. Bonds Series 2004, 5.25% 11/1/13	1,000,000	1,041,756
Troy School District Bonds Series 2004, 5% 5/1/13 (Michigan Gen. Oblig. Guaranteed)	1,090,000	1,106,607
		203,557,970
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 1/9/13, CP mode (c)	1,600,000	1,600,000
Series A1, 0.4% tender 1/16/13, CP mode (c)	600,000	600,000
		2,200,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.95% tender 1/4/13, CP mode (c)	3,200,000	3,200,000
TOTAL OTHER MUNICIPAL DEBT		212,357,970
Investment Company - 9.0%
	Principal Amount	Value
Fidelity Municipal Cash Central Fund, 0.16% (b)(f)	$ 88,658,000	$ 88,658,000
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $961,605,969)		961,605,969
NET OTHER ASSETS (LIABILITIES) - 2.4%		23,993,794
NET ASSETS - 100%		$ 985,599,763
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,625,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	3/17/11 - 5/15/12	$ 7,625,000
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 111,471
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $872,947,969)	$ 872,947,969
Fidelity Central Funds (cost $88,658,000)	88,658,000
Total Investments (cost $961,605,969)		$ 961,605,969
Cash		18,916,385
Receivable for fund shares sold		19,787,050
Interest receivable		951,806
Distributions receivable from Fidelity Central Funds		12,766
Prepaid expenses		1,926
Other receivables		1,013
Total assets		1,001,276,915

Liabilities
Payable for investments purchased	$ 3,700,014
Payable for fund shares redeemed	11,704,388
Distributions payable	262
Accrued management fee	102,736
Other affiliated payables	137,487
Other payables and accrued expenses	32,265
Total liabilities		15,677,152

Net Assets		$ 985,599,763
Net Assets consist of:
Paid in capital		$ 985,599,016
Accumulated undistributed net realized gain (loss) on investments		747
Net Assets, for 984,642,216 shares outstanding		$ 985,599,763
Net Asset Value, offering price and redemption price per share ($985,599,763 ÷ 984,642,216 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 1,617,951
Income from Fidelity Central Funds		111,471
Total income		1,729,422

Expenses
Management fee	$ 3,194,267
Transfer agent fees	1,374,080
Accounting fees and expenses	107,219
Custodian fees and expenses	11,759
Independent trustees' compensation	3,157
Registration fees	32,771
Audit	37,273
Legal	10,427
Miscellaneous	5,754
Total expenses before reductions	4,776,707
Expense reductions	(3,134,975)	1,641,732
Net investment income (loss)		87,690
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51
Capital gain distributions from Fidelity Central Funds	422
Total net realized gain (loss)		473
Net increase in net assets resulting from operations		$ 88,163

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,690	$ 86,215
Net realized gain (loss)	473	(10)
Net increase in net assets resulting from operations	88,163	86,205
Distributions to shareholders from net investment income	(87,525)	(86,008)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,293,893,207	2,427,760,562
Reinvestment of distributions	85,435	85,070
Cost of shares redeemed	(2,184,015,562)	(2,442,465,101)
Net increase (decrease) in net assets and shares resulting from share transactions	109,963,080	(14,619,469)
Total increase (decrease) in net assets	109,963,718	(14,619,272)

Net Assets
Beginning of period	875,636,045	890,255,317
End of period	$ 985,599,763	$ 875,636,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.017
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.017
Distributions from net investment income	- D	- D	- D	- D	(.017)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	- D	- D	- D	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	1.68%
Ratios to Average Net Assets B,C
Expenses before reductions	.55%	.55%	.55%	.60%	.54%
Expenses net of fee waivers, if any	.19%	.22%	.30%	.48%	.54%
Expenses net of all reductions	.19%	.22%	.30%	.48%	.48%
Net investment income (loss)	.01%	.01%	.01%	.02%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 985,600	$ 875,636	$ 890,255	$ 902,486	$ 1,121,825

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 619,860,744	$ 49,082,922	$ (164,736)	$ 48,918,186
Fidelity Michigan Municipal Money Market Fund	961,605,969	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 72,122	$ 387,351	$ 48,918,186
Fidelity Michigan Municipal Money Market Fund	892	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2012
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,650,013	$ 220,908	$ 23,870,921
Fidelity Michigan Municipal Money Market Fund	87,525	-	87,525
December 31, 2011
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,214,211	$ 352,543	$ 23,566,754
Fidelity Michigan Municipal Money Market Fund	86,062	-	86,062

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $116,949,220 and $62,373,669, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 1,769

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $3,133,739.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Michigan Municipal Income Fund	$ 7,114	$ 5,374	$ 5
Fidelity Michigan Municipal MoneyMarket Fund	1,236	-	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2012, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director ofFMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice Presidentof FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Michigan Municipal Income Fund	2/11/13	02/08/13	$0.008
Fidelity Michigan Municipal Money Market Fund	2/11/13	02/08/13	-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$588,642
Fidelity Michigan Municipal Money Market Fund	$347

During fiscal year ended 2012, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 0.85% of Fidelity Michigan Municipal Income Fund and 25.89% of Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 38% would mean that 62% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Michigan Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Michigan Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds;(vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MIR-UANN-0213
1.787737.109

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Ohio Municipal Income Fund	7.14%	5.53%	4.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Ohio Municipal Income Fund on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund: For the year, the fund returned 7.14%, while the Barclays Ohio 4+ Year Enhanced Modified Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 7.41%. (This benchmark was modified during the period to remove a 2% cap on tobacco bonds.) Versus the benchmark, the fund benefited from overweighting bonds that were advance refunded and underweighting housing bonds. Advance refunded bonds outpaced the benchmark, in part because of their lower yields and higher prices as their maturities shortened, and their backing by U.S. government bonds. Housing bonds lagged due to growing prepayment fears. Detracting from performance was an out-of-benchmark exposure to Puerto Rico bonds, which lagged because investors became concerned about the territory's poor economic and fiscal prospects, and the new governor's willingness and ability to bolster its pension funds while also balancing revenues and spending. In December, the bonds suffered a significant sell-off after a major credit rating agency cut Puerto Rico's credit rating. The fund's underweighting in industrial development bonds also detracted because these securities drew heavy demand from investors seeking yield.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Ohio Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,034.80	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Fidelity Ohio Municipal Money Market Fund	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been 0.52% and the expenses paid in the actual and hypothetical examples above would have been $2.61 and $2.64, respectively.

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.8	36.6
Health Care	18.0	17.9
Education	14.3	14.9
Water & Sewer	10.5	10.6
Electric Utilities	5.7	5.5
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	6.3	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	7.1	7.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 9.4%	AAA 8.7%
AA,A 82.4%	AA,A 82.8%
BBB 6.1%	BBB 7.3%
BB and Below 0.3%	BB and Below 0.0%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,612,896
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,171,510
		2,784,406
Ohio - 95.4%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,555,875
5% 1/1/15	1,275,000	1,359,125
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,152,480
Series 2012, 5% 11/15/23	3,245,000	3,702,999
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,606,541
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,742,350
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,721,080
5.25% 2/15/28	8,040,000	9,550,555
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,436,412
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,490,380
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,208,002
5% 12/1/37	1,095,000	1,267,922
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,510,528
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,273,680
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	3,080,252
5% 6/1/17	2,865,000	3,225,904
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	915,000	989,920
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,651,968
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	6,101,440
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Hosp. Facilities Rev.: - continued
(UC Health Proj.) Series 2010, 5.5% 11/1/40	$ 3,025,000	$ 3,348,524
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,710,688
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,205,769
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,096,270
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,654,630
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,136,940
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	552,935
5% 12/1/20	1,240,000	1,501,677
Series 2012 F:
5% 12/1/20	3,045,000	3,803,449
5% 12/1/21	2,765,000	3,479,835
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	2,027,708
Series B, 5% 12/1/32	6,500,000	7,512,570
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,972,920
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	9,085,335
Series 2012, 5% 12/1/25	2,350,000	2,761,227
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,343,694
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,401,056
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,483,823
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,303,093
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,354,368
5.25% 12/1/19 (FSA Insured)	1,045,000	1,109,832
5.25% 12/1/23 (FSA Insured)	1,000,000	1,059,570
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,733,342
5.25% 9/15/17 (FSA Insured)	3,040,000	3,482,229
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	$ 2,335,000	$ 2,578,447
5% 11/15/16	1,820,000	2,058,966
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,279,232
5% 6/1/25	2,500,000	2,948,175
5% 6/1/26	3,075,000	3,599,749
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	3,000,000	3,434,160
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.) Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,000
Series 2007 O, 5% 1/1/37	3,200,000	3,575,680
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,756,350
Series 2009 B:
5% 12/1/26	1,805,000	2,146,326
5% 12/1/28	3,105,000	3,665,856
5% 12/1/29	1,000,000	1,176,420
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	11,393,791
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,191,800
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,768,899
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,320,542
5% 8/1/27	1,200,000	1,379,148
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,735,225
5% 12/1/25	765,000	923,386
Dayton Gen. Oblig.:
4% 12/1/22	750,000	837,675
4% 12/1/25	1,540,000	1,671,393
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,024,651
Dublin City School District 5% 12/1/21	1,200,000	1,441,116
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	421,504
Fairview Park Gen. Oblig.:
Series 2012:
4% 12/1/22	1,225,000	1,398,068
4% 12/1/23	1,395,000	1,567,199
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairview Park Gen. Oblig.: - continued
Series 2012:
4% 12/1/24	$ 1,490,000	$ 1,656,016
5% 12/1/30 (Pre-Refunded to 12/1/15 @ 100)	5,955,000	6,729,567
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,568,600
Series A:
5% 11/1/15	260,000	289,279
5% 11/1/16	265,000	302,641
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,222,150
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,203,840
5% 12/1/24	1,800,000	2,154,168
5% 12/1/25	1,170,000	1,393,002
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,094,314
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,139,038
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,307,121
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,196,986
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,194,345
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,446,190
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,932,897
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,703,858
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,838,293
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,655,239
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,801,650
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000,000	$ 4,413,760
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,376,340
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,013,330
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,817,049
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,270
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,670,055
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,500,773
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,513,078
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,703,848
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,698,650
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,135,990
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,262,459
Series 2012 A:
5% 5/1/24	1,385,000	1,673,925
5% 5/1/25	1,500,000	1,803,240
5% 5/1/26	1,600,000	1,913,184
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,487,413
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,183,849
5% 8/15/15	1,160,000	1,269,307
5% 8/15/16	1,260,000	1,411,238
5% 8/15/17	1,000,000	1,141,050
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,436,625
0% 12/1/16 (FSA Insured)	1,200,000	1,125,360
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,304,600
5% 10/1/49	3,000,000	3,363,330
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Licking Heights Local School District 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,626,675
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,176,450
5% 11/15/38	1,090,000	1,150,506
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,464,160
Series 2011 D:
5% 11/15/22	1,000,000	1,196,750
5% 11/15/25	5,000,000	5,879,450
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,732,990
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,355,120
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	122,427
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	90,370
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	26,443
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,389,323
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,550,005
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,670,657
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,258,510
Series 2012 A, 5% 8/1/47	10,000,000	10,673,800
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,601,950
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	3,007,325
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,313,500
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	2,000,000	2,210,540
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (a)	2,000,000	2,082,580
Series A, 6.25% 11/15/39 (Pre-Refunded to 11/15/14 @ 100)	2,250,000	2,497,298
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,413,910
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,564,950
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	$ 2,600,000	$ 3,035,786
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,082,880
Series 2010 A, 5% 10/1/24	6,030,000	7,197,227
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,349,123
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	567,175
(Higher Ed. Cap. Facilities Proj.) Series 2005 B, 5% 5/1/16	1,000,000	1,137,530
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	2,059,272
Series 2006 D, 5% 9/15/20	5,000,000	5,705,900
Series 2008 A:
5.375% 9/1/23	1,165,000	1,408,858
5.375% 9/1/28	7,210,000	8,619,411
Series 2011 A, 5% 9/15/21	6,450,000	8,134,224
Series 2012 A:
5% 2/1/26	1,000,000	1,208,160
5% 2/1/27	5,000,000	5,997,750
Series 2012 B:
5% 9/1/21	1,390,000	1,751,456
5% 3/15/25	7,500,000	9,114,075
Series Q, 5% 4/1/25	1,845,000	2,243,907
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,863,107
Series 1994:
6.125% 10/1/15	2,000,000	2,283,500
6.25% 10/1/16	2,500,000	2,971,650
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,812,365
5.5% 1/1/43	3,500,000	3,851,680
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,089,400
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,017,245
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,149,680
Series 2010 A, 5.25% 1/15/23	2,500,000	2,845,650
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,334,074
Series 2009, 5.5% 12/1/36	5,000,000	5,706,900
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,871,500
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Hosp. Facilities Rev.: - continued
Series 2011 A, 5% 1/1/32	$ 3,500,000	$ 3,951,675
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,274,389
Ohio State Univ. Gen. Receipts:
Series 2009 A:
5% 12/1/26	2,000,000	2,360,860
5% 12/1/26 (Pre-Refunded to 12/1/18 @ 100)	225,000	276,653
Series 2012 A, 4% 6/1/27	1,270,000	1,462,684
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,774,510
Series 2010 A, 5% 2/15/31	5,000,000	5,698,000
Ohio Univ. Gen. Receipts Athens:
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,301,134
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,913,399
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,020,000	1,140,635
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	84,870
Series 2005:
5.25% 6/1/18	2,610,000	3,181,773
5.25% 12/1/18	2,610,000	3,224,577
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,642,062
Series 2009 B, 5% 12/1/24	1,025,000	1,319,237
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,811,753
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,522,442
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	885,000	973,527
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,331,370
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,363,847
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,365,480
5% 6/1/30	1,000,000	1,178,520
Series 2010, 5% 12/1/22	3,000,000	3,666,750
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.: - continued
Series 2005 B, 0% 12/1/14	$ 1,500,000	$ 1,473,960
5.25% 12/1/19	1,975,000	2,488,816
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,494,154
5% 12/1/36	2,700,000	3,039,417
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,153,775
0% 12/1/17	1,250,000	1,121,075
5% 12/1/32	1,500,000	1,710,555
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,129,830
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,303,840
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,876,094
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,006,630
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,315,060
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,463,102
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	521,051
5% 12/1/35 (FSA Insured)	2,500,000	2,703,725
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	2,043,569
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,707,592
5.25% 12/1/21	1,740,000	1,804,258
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	8,098,082
Tallmadge School District Gen. Oblig. 5% 12/1/31 (Pre-Refunded to 6/1/15 @ 100)	4,000,000	4,434,440
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,139,880
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,960,349
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	840,000	871,870
5% 11/15/16 (Pre-Refunded to 11/15/13 @ 100)	270,000	281,084
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,835,860
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,368,430
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured) (Pre-Refunded to 6/1/18 @ 100)	$ 1,445,000	$ 1,529,186
5% 6/1/19 (AMBAC Insured) (Pre-Refunded to 6/1/19 @ 100)	1,520,000	1,606,351
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,165,310
5% 6/1/23 (FSA Insured)	2,000,000	2,321,660
5% 6/1/24 (FSA Insured)	2,000,000	2,313,860
Series 2010 F, 5% 6/1/32	2,000,000	2,319,380
Series 2012 A:
5% 6/1/22	2,000,000	2,467,800
5% 6/1/23	2,000,000	2,443,100
Series 2012 C:
4% 6/1/28	2,000,000	2,199,100
5% 6/1/24	1,230,000	1,506,848
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Pre-Refunded to 12/1/13 @ 100)	670,000	698,482
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,795,820
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,171,670
		617,399,958
Puerto Rico - 2.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.75% 7/1/37	1,900,000	1,856,091
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.5% 7/1/39	1,500,000	1,477,365
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,934,172
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,397,682
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,064,110
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	658,614
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	172,997
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
0% 8/1/47 (AMBAC Insured)	$ 1,000,000	$ 139,440
Series 2009 A, 6% 8/1/42	1,000,000	1,068,680
Series 2010 C, 6% 8/1/39	1,800,000	1,928,664
Series 2011 C:
0% 8/1/39	6,990,000	1,549,543
0% 8/1/41	1,600,000	314,912
		13,562,270
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,113,340
Series 2009 A, 6.75% 10/1/37	1,000,000	1,159,100
Series 2009 B, 5% 10/1/25	1,000,000	1,098,780
		3,371,220
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $589,627,219)	637,117,854
NET OTHER ASSETS (LIABILITIES) - 1.6%	10,206,149
NET ASSETS - 100%	$ 647,324,003
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.8%
Health Care	18.0%
Education	14.3%
Water & Sewer	10.5%
Electric Utilities	5.7%
Special Tax	5.6%
Others* (Individually Less Than 5%)	9.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $589,627,219)		$ 637,117,854
Cash		5,633,630
Receivable for fund shares sold		555,802
Interest receivable		5,602,897
Prepaid expenses		1,530
Other receivables		1,411
Total assets		648,913,124

Liabilities
Payable for fund shares redeemed	$ 511,597
Distributions payable	715,768
Accrued management fee	197,478
Transfer agent fee payable	87,479
Other affiliated payables	25,920
Other payables and accrued expenses	50,879
Total liabilities		1,589,121

Net Assets		$ 647,324,003
Net Assets consist of:
Paid in capital		$ 599,234,592
Undistributed net investment income		62,642
Accumulated undistributed net realized gain (loss) on investments		536,134
Net unrealized appreciation (depreciation) on investments		47,490,635
Net Assets, for 52,232,889 shares outstanding		$ 647,324,003
Net Asset Value, offering price and redemption price per share ($647,324,003 ÷ 52,232,889 shares)		$ 12.39

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 23,695,440

Expenses
Management fee	$ 2,213,749
Transfer agent fees	503,062
Accounting fees and expenses	146,039
Custodian fees and expenses	7,389
Independent trustees' compensation	2,224
Registration fees	29,251
Audit	49,870
Legal	3,456
Miscellaneous	5,054
Total expenses before reductions	2,960,094
Expense reductions	(10,104)	2,949,990
Net investment income (loss)		20,745,450
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,199,697
Change in net unrealized appreciation (depreciation) on investment securities		17,596,699
Net gain (loss)		20,796,396
Net increase (decrease) in net assets resulting from operations		$ 41,541,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,745,450	$ 20,003,125
Net realized gain (loss)	3,199,697	800,331
Change in net unrealized appreciation (depreciation)	17,596,699	27,060,115
Net increase (decrease) in net assets resulting from operations	41,541,846	47,863,571
Distributions to shareholders from net investment income	(20,683,610)	(20,007,020)
Distributions to shareholders from net realized gain	(2,427,967)	-
Total distributions	(23,111,577)	(20,007,020)
Share transactions Proceeds from sales of shares	125,756,638	81,031,529
Reinvestment of distributions	14,300,752	12,501,977
Cost of shares redeemed	(66,106,639)	(99,473,703)
Net increase (decrease) in net assets resulting from share transactions	73,950,751	(5,940,197)
Redemption fees	1,102	1,055
Total increase (decrease) in net assets	92,382,122	21,917,409

Net Assets
Beginning of period	554,941,881	533,024,472
End of period (including undistributed net investment income of $62,642 and distributions in excess of net investment income of $5,134, respectively)	$ 647,324,003	$ 554,941,881
Other Information Shares
Sold	10,223,539	6,982,450
Issued in reinvestment of distributions	1,160,824	1,074,162
Redeemed	(5,371,717)	(8,656,173)
Net increase (decrease)	6,012,646	(599,561)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 11.38	$ 11.60	$ 10.87	$ 11.51
Income from Investment Operations
Net investment income (loss) B	.421	.443	.447	.455	.449
Net realized and unrealized gain (loss)	.426	.630	(.216)	.737	(.632)
Total from investment operations	.847	1.073	.231	1.192	(.183)
Distributions from net investment income	(.420)	(.443)	(.447)	(.455)	(.449)
Distributions from net realized gain	(.047)	-	(.004)	(.007)	(.008)
Total distributions	(.467)	(.443)	(.451)	(.462)	(.457)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 12.39	$ 12.01	$ 11.38	$ 11.60	$ 10.87
Total Return A	7.14%	9.62%	1.95%	11.11%	(1.62)%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.49%	.49%	.48%	.50%	.47%
Net investment income (loss)	3.42%	3.81%	3.82%	3.99%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 647,324	$ 554,942	$ 533,024	$ 523,499	$ 429,831
Portfolio turnover rate	14%	8%	7%	10%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/12	% of fund's investments 6/30/12	% of fund's investments 12/31/11
1 - 7	79.1	77.1	77.0
8 - 30	1.4	1.9	0.2
31 - 60	2.4	1.7	1.6
61 - 90	2.3	2.2	1.7
91 - 180	9.8	11.0	12.9
> 180	5.0	6.1	6.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/12	6/30/12	12/31/11
Fidelity Ohio Municipal Money Market Fund	32 Days	46 Days	43 Days
Ohio Tax-Free Money Market Average*	34 Days	42 Days	37 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/12	6/30/12	12/31/11
Fidelity Ohio Municipal Money Market Fund	32 Days	46 Days	43 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
Variable Rate Demand Notes (VRDNs) 62.1%	Variable Rate Demand Notes (VRDNs) 65.2%
Other Municipal Debt 18.8%	Other Municipal Debt 26.8%
Investment Companies 7.4%	Investment Companies 9.1%
Net Other Assets (Liabilities) 11.7%	Net Other Assets (Liabilities)** (1.1)%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	12/31/12	9/30/12	6/30/12	3/31/12	1/2/12
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2012, the most recent period shown in the table, would have been -0.36%.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.1%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 1/7/13, VRDN (a)(d)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.26% 1/2/13, VRDN (a)(d)	1,100,000	1,100,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.2% 1/2/13, VRDN (a)	1,110,000	1,110,000
Kentucky - 0.1%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.22% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.35% 1/7/13, VRDN (a)	500,000	500,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 1/7/13, VRDN (a)(d)	700,000	700,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.33% 1/7/13, VRDN (a)	200,000	200,000
Series 2012 A, 0.37% 1/7/13, VRDN (a)(d)	700,000	700,000
		900,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.26% 1/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 60.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	15,700,000	15,700,000
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.):
Series 2008 A, 0.14% 1/2/13, LOC Bank of America NA, VRDN (a)	44,520,000	44,520,000
Series 2010 D, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	42,700,000	42,700,000
Series 2012 B, 0.12% 1/7/13, VRDN (a)	32,450,000	32,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.13% 1/2/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,100,000	$ 7,100,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.18% 1/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2009 A, 0.14% 1/7/13, LOC Bank of New York, New York, VRDN (a)(d)	24,470,000	24,470,000
Series 2009 D, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	20,785,000	20,785,000
Columbus City School District Participating VRDN Series 1488, 0.16% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,945,000	10,945,000
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.13% 1/7/13, VRDN (a)	2,385,000	2,385,000
Participating VRDN Series Clipper 08 2, 0.13% 1/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.13% 1/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,200,000	3,200,000
Series Putters 2456, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,805,000	5,805,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	3,400,000	3,400,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	17,000,000	17,000,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.24% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	270,000	270,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series Putters 4152, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,400,000	4,400,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.12% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,195,000	9,195,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.13% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,160,000	8,160,000
Participating VRDN:
Series BC 11 21B, 0.13% 1/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,660,000	4,660,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.: - continued
Series WF 11 78C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	$ 12,035,000	$ 12,035,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.12% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,275,000	3,275,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	12,580,000	12,580,000
Series 2000, 0.12% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	4,715,000	4,715,000
Series 2002 I, 0.12% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,335,000	17,335,000
Series 2007 M, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	1,900,000	1,900,000
Kent State Univ. Revs. Series 2008 B, 0.15% 1/7/13, LOC Bank of America NA, VRDN (a)	44,800,000	44,800,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.35% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,955,000	1,955,000
Lancaster Port Auth. Gas Rev. 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	44,045,000	44,045,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	905,000	905,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.13% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,050,000	2,050,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.13% 1/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.22% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	8,745,000	8,745,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	4,520,000	4,520,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.34% 1/7/13, VRDN (a)	2,600,000	2,600,000
Series B, 0.24% 1/7/13, VRDN (a)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.16% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	25,600,000	25,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
Series 2008 B, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 20,900,000	$ 20,900,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.11% 1/2/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	11,000,000	11,000,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.12% 1/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700,000	15,700,000
Series 2009 D, 0.12% 1/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(Timken Co. Proj.) 0.24% 1/7/13, LOC KeyBank NA, VRDN (a)	650,000	650,000
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 B, 0.13% 1/7/13, VRDN (a)	1,695,000	1,695,000
(Infrastructure Impt. Proj.) Series 2003 B, 0.11% 1/7/13, VRDN (a)	1,100,000	1,100,000
Participating VRDN Series MT 818, 0.15% 1/7/13 (Liquidity Facility Bank of America NA) (a)(e)	5,085,000	5,085,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.14% 1/7/13, LOC PNC Bank NA, VRDN (a)	33,450,000	33,450,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.12% 1/2/13, VRDN (a)	11,510,000	11,510,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.13% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	17,120,000	17,120,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.18% 1/7/13, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.11% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
Series B, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	7,000,000	7,000,000
Series 2008 B1, 0.13% 1/2/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,030,000	3,030,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,440,000	2,440,000
Series Putters 3558, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,200,000	1,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.13% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 18,500,000	$ 18,500,000
Series 2005 B2, 0.14% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Series 2005 F, 0.14% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	14,800,000	14,800,000
Series F, 0.12% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	2,000,000	2,000,000
Participating VRDN Series Merlots 06 A2, 0.21% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,440,000	1,440,000
Series 2004 D, 0.14% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.3% 1/7/13, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	425,000	425,000
(Wingate at Belle Meadows Proj.) 0.15% 1/7/13, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,610,000	8,610,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.13% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	20,550,000	20,550,000
Participating VRDN:
Series BC 11 115B, 0.17% 1/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,370,000	2,370,000
Series Putters 4180, 0.19% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,380,000	2,380,000
Series 2008 B, 0.16% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	25,715,000	25,715,000
Series 2008 H, 0.13% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,100,000	4,100,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.18% 1/7/13, LOC Bank of America NA, VRDN (a)(d)	6,900,000	6,900,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 B, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)	12,500,000	12,500,000
Series 2008 C, 0.11% 1/2/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	11,600,000	11,600,000
Series 2010 C, 0.13% 1/2/13, LOC UBS AG, VRDN (a)	8,450,000	8,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	$ 12,300,000	$ 12,300,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.13% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	2,420,000	2,420,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.15% 1/7/13, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.21% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	875,000	875,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,350,000	1,350,000
		817,280,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.2% 1/2/13, LOC Bank of America NA, VRDN (a)	1,415,000	1,415,000
Texas - 0.4%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2010 A, 0.16% 1/7/13 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Virginia - 0.2%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.22% 1/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,200,000	3,200,000
TOTAL VARIABLE RATE DEMAND NOTE		833,005,000
Other Municipal Debt - 18.8%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 1/16/13, CP mode (d)	1,600,000	1,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 1/9/13, CP mode	4,200,000	4,200,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 1/9/13, CP mode (d)	$ 1,200,000	$ 1,200,000
Ohio - 18.3%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.32%, tender 2/15/13 (a)	2,959,000	2,959,000
Avon Gen. Oblig. BAN Series 2012-1, 1% 6/27/13	5,955,000	5,973,677
Beachwood Gen. Oblig. BAN 1% 8/7/13	1,735,000	1,742,440
Columbus Gen. Oblig.:
BAN Series 2012-1, 1.5% 11/21/13	7,000,000	7,079,917
Bonds:
Series 2010 A, 4% 6/1/13	1,000,000	1,015,731
Series 2011 A, 5% 7/1/13	1,390,000	1,422,941
Cuyahoga County Rev. Bonds (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,070,000
Delaware Gen. Oblig. BAN:
Series 2012 B, 1.25% 4/24/13	3,850,000	3,860,889
Series 2012, 1% 4/24/13	4,530,000	4,541,004
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (a)	20,400,000	20,400,000
Green Gen. Oblig. BAN Series 2012 B, 0.75% 6/19/13	1,473,000	1,475,373
Hancock County Gen. Oblig. BAN Series 2012, 1.5% 3/15/13	5,565,000	5,577,955
Independence Gen. Oblig. BAN Series 2012, 1.125% 4/19/13	1,500,000	1,503,204
Mason City School District BAN Series 2012, 2% 1/31/13	5,000,000	5,006,756
Mason Gen. Oblig. BAN 1.5% 6/27/13	3,200,000	3,216,992
Ohio Bldg. Auth. Bonds Series 2003 A:
5% 4/1/13	1,900,000	1,922,056
5% 4/1/13	1,400,000	1,416,259
Ohio Gen. Oblig. Bonds:
(Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	1,000,000	1,027,868
Series 2003 A:
4.5% 3/15/13 (Pre-Refunded to 3/15/13 @ 100)	1,000,000	1,008,486
5% 3/15/13	2,900,000	2,928,014
Series 2006 D, 5% 9/15/13	1,550,000	1,602,004
Series 2009 C:
5% 8/1/13	1,000,000	1,027,363
5% 9/15/13	6,000,000	6,201,304
Series 2012 A:
2% 2/1/13	10,900,000	10,916,530
4% 2/1/13	4,515,000	4,529,524
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series J, 5% 5/1/13	$ 3,785,000	$ 3,844,825
Series Q, 4% 4/1/13	1,305,000	1,317,215
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.2% tender 4/4/13, CP mode	22,700,000	22,700,000
0.21% tender 3/6/13, CP mode	7,100,000	7,100,000
0.21% tender 3/7/13, CP mode	10,200,000	10,200,000
0.22% tender 5/8/13, CP mode	2,000,000	2,000,000
Series 2008 B6, 0.21% tender 2/7/13, CP mode	5,000,000	5,000,000
Series 2008 B5, 0.2% tender 1/10/13, CP mode	10,300,000	10,300,000
Series 2008 B6:
0.19% tender 6/6/13, CP mode	12,300,000	12,300,000
0.22% tender 5/8/13, CP mode	23,900,000	23,900,000
Series 2012 A, 2% 1/1/13	3,335,000	3,335,000
Ohio State Univ. Gen. Receipts Bonds Series 2003 B, 5.25% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	4,090,000	4,175,086
Ohio Wtr. Dev. Auth. Rev. Bonds Series 2010 B, 5% 6/1/13	2,785,000	2,840,092
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2004:
5% 6/1/13	2,300,000	2,345,553
5% 6/1/13	2,315,000	2,360,680
Series 2009, 5% 12/1/13	1,000,000	1,043,411
Portage County Gen. Oblig. BAN Series 2012, 1.5% 10/30/13	15,150,000	15,307,440
Univ. of Cincinnati Gen. Receipts BAN:
Series 2012 B, 2% 5/9/13	10,600,000	10,662,981
Series 2012 D, 1.5% 12/12/13	2,500,000	2,528,268
Worthington City School District BAN Series 2012, 1.125% 4/16/13	2,500,000	2,506,451
TOTAL OTHER MUNICIPAL DEBT		252,192,289
Investment Company - 7.4%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.16% (b)(c)	99,499,000	$ 99,499,000
TOTAL INVESTMENT PORTFOLIO - 88.3% (Cost $1,184,696,289)		1,184,696,289
NET OTHER ASSETS (LIABILITIES) - 11.7%		157,690,657
NET ASSETS - 100%		$ 1,342,386,946
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 184,547
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,085,197,289)	$ 1,085,197,289
Fidelity Central Funds (cost $99,499,000)	99,499,000
Total Investments (cost $1,184,696,289)		$ 1,184,696,289
Cash		49,266,963
Receivable for investments sold		2,200,000
Receivable for fund shares sold		121,228,838
Interest receivable		1,217,732
Distributions receivable from Fidelity Central Funds		11,455
Prepaid expenses		2,505
Other receivables		5,961
Total assets		1,358,629,743

Liabilities
Payable for fund shares redeemed	$ 15,923,673
Distributions payable	495
Accrued management fee	137,754
Other affiliated payables	148,137
Other payables and accrued expenses	32,738
Total liabilities		16,242,797

Net Assets		$ 1,342,386,946
Net Assets consist of:
Paid in capital		$ 1,342,384,217
Accumulated undistributed net realized gain (loss) on investments		2,729
Net Assets, for 1,341,898,376 shares outstanding		$ 1,342,386,946
Net Asset Value, offering price and redemption price per share ($1,342,386,946 ÷ 1,341,898,376 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 2,024,317
Income from Fidelity Central Funds		184,547
Total income		2,208,864

Expenses
Management fee	$ 3,978,845
Transfer agent fees	1,493,338
Accounting fees and expenses	123,968
Custodian fees and expenses	13,821
Independent trustees' compensation	3,918
Registration fees	33,400
Audit	37,629
Legal	6,525
Miscellaneous	6,687
Total expenses before reductions	5,698,131
Expense reductions	(3,598,310)	2,099,821
Net investment income (loss)		109,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,271
Capital gain distributions from Fidelity Central Funds	1,063
Total net realized gain (loss)		8,334
Net increase in net assets resulting from operations		$ 117,377

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 109,043	$ 100,582
Net realized gain (loss)	8,334	(29)
Net increase in net assets resulting from operations	117,377	100,553
Distributions to shareholders from net investment income	(109,032)	(100,344)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,976,266,019	3,000,350,460
Reinvestment of distributions	105,697	99,383
Cost of shares redeemed	(2,740,593,789)	(2,904,823,286)
Net increase (decrease) in net assets and shares resulting from share transactions	235,777,927	95,626,557
Total increase (decrease) in net assets	235,786,272	95,626,766

Net Assets
Beginning of period	1,106,600,674	1,010,973,908
End of period	$ 1,342,386,946	$ 1,106,600,674

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.018
Distributions from net investment income	- D	- D	- D	- D	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.15%	1.77%
Ratios to Average Net Assets B, C
Expenses before reductions	.52%	.52%	.52%	.57%	.54%
Expenses net of fee waivers, if any	.19%	.24%	.37%	.55%	.54%
Expenses net of all reductions	.19%	.24%	.37%	.55%	.48%
Net investment income (loss)	.01%	.01%	.01%	.15%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,342,387	$ 1,106,601	$ 1,010,974	$ 1,029,552	$ 1,224,236

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 589,635,454	$ 48,076,594	$ (594,194)	$ 47,482,400
Fidelity Ohio Municipal Money Market Fund	$ 1,184,696,289	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 71,401	$ 663,883	$ 47,482,400
Fidelity Ohio Municipal Money Market Fund	2,954	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2012
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 20,683,610	$ 2,427,967	$ 23,111,577
Fidelity Ohio Municipal Money Market Fund	109,032	-	109,032
December 31, 2011
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 20,007,020	$ -	$ 20,007,020
Fidelity Ohio Municipal Money Market Fund	100,344	-	100,344

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $167,550,583 and $82,554,423, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 1,594

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $3,591,717.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 6,733	$ 3,366	$ 5
Fidelity Ohio Municipal Money Market Fund	1,867	4,724	2

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2012, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Ohio Municipal Income Fund	02/11/13	02/08/13	$0.014
Fidelity Ohio Municipal Money Market Fund	02/11/13	02/08/13	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$ 3,144,038
Fidelity Ohio Municipal Money Market Fund	$ 992

During fiscal year ended 2012, 100% of each fund's income dividends were free from federal income tax, and 1.06% and 19.31% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund 's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 38% would mean that 62% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Ohio Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Ohio Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OFF-UANN-0213
1.787739.109

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Pennsylvania Municipal Income Fund	7.13%	5.48%	4.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Pennsylvania Municipal Income Fund on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund: For the year, the fund returned 7.13%, while the Barclays Pennsylvania Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 7.07%. Versus the index, the fund's performance was bolstered by our overweighting in both health care and premium coupon callable securities, offsetting the negative impact of out-of-index exposure to Puerto Rico bonds. The overweighting in health care was a plus, thanks largely to investors' prodigious appetite for higher-yielding tax-free securities. The fund's overweighting in premium coupon callable bonds, which carry coupons above prevailing rates and can be redeemed by their issuers before maturity, helped because these securities generally outpaced the index for the year overall. Owning Puerto Rico bonds, which are free from federal and state taxes, detracted from the fund's performance versus the index because the securities underperformed due to worries about the U.S. territory's weak economy and large unfunded pension liability. The bonds suffered a significant sell-off in December, when Moody's downgraded Puerto Rico general obligation (GO) debt - and the debt of several related issuers - to one level above speculative grade.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Pennsylvania Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,031.50	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Fidelity Pennsylvania Municipal Money Market Fund	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90**
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .92**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for Fidelity Pennsylvania Municipal Money Market Fund would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.51 and $2.54, respectively.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.8	32.7
Health Care	20.1	17.3
Education	15.1	11.9
Transportation	9.5	9.7
Electric Utilities	7.6	7.6
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	6.0	5.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	6.7	6.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 0.7%	AAA 0.1%
AA,A 83.8%	AA,A 83.0%
BBB 10.2%	BBB 9.9%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 0.9%	Not Rated 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 3.8%	Short-Term Investments and Net Other Assets (Liabilities) 5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	$ 900,000	$ 1,048,554
New Jersey/Pennsylvania - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	610,710
5% 7/1/23	1,000,000	1,209,140
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,570,364
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,959,760
		7,349,974
Pennsylvania - 94.0%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,147,670
Allegheny County Arpt. Auth. Rev.:
(Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,770,283
Series 2006 B:
5% 1/1/21 (FGIC Insured) (b)	3,190,000	3,645,245
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,650,000	1,888,788
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,125,040
Allegheny County Higher Ed. Bldg. Auth. Series 2012 A, 5% 3/1/24	4,000,000	4,876,080
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,715,461
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,321,520
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,273,340
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,460,956
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,880,181
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,653,255
6% 3/1/31 (FSA Insured)	1,975,000	2,168,767
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (a)	$ 3,000,000	$ 3,013,080
Berks County Muni. Auth. Rev.:
(Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,575,340
Series 2012 A, 5% 11/1/40	3,590,000	3,972,945
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	291,755
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,950,880
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,310,972
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,609,360
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,900,700
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,276,600
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,575,260
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,213,500
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,210,160
5.25% 3/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600,000	3,973,284
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,696,046
5% 11/1/42	3,000,000	3,331,710
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,331,680
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,717,897
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,812,992
Series 2012:
5% 8/1/21	350,000	426,503
5% 8/1/22	300,000	366,942
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,277,780
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,399,896
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100)	2,750,000	3,455,843
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,240,108
7.75% 4/1/25 (FSA Insured)	395,000	475,604
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	480,000	590,184
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,870,894
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	3,030,610
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,992,011
5.375% 7/1/42	2,130,000	2,329,496
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	709,040
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,177,911
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,784,925
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	4,043,900
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,392,075
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,452,782
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A, 5% 1/1/32	1,400,000	1,521,380
(Ponco Med. Ctr. Proj.) Series 2012 A, 5% 1/1/41	1,750,000	1,875,615
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,769,625
5% 2/15/27	3,625,000	4,279,711
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	5,467,700
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	$ 2,000,000	$ 2,286,460
Series 2012 A:
5% 6/1/23	3,850,000	4,518,399
5% 6/1/24	1,500,000	1,746,960
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,153,650
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	967,158
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	543,595
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,389,047
5.25% 8/15/18	1,450,000	1,642,981
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,256,260
5% 10/1/25	2,500,000	3,100,800
5% 10/1/26	2,500,000	3,083,550
Oxford Area School District Series 2007 D:
5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	795,000	877,195
5.375% 2/1/27 (Pre-Refunded to 8/1/15 @ 100)	995,000	1,118,669
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	2,056,256
5% 3/1/25	3,255,000	3,815,478
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	2,077,340
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,146,780
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (a)	4,000,000	3,988,720
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,444,588
First Series 2008, 5% 5/15/27	805,000	935,241
First Series 2009, 5% 3/15/27	3,000,000	3,601,410
First Series 2011:
5% 11/15/24	5,000,000	6,153,400
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
First Series 2011:
5% 11/15/25	$ 4,000,000	$ 4,897,400
Second Series 2005, 5% 1/1/25	9,900,000	10,983,753
Second Series 2007 A, 5% 8/1/25	2,500,000	2,909,525
Second Series 2009:
5% 4/15/25	500,000	603,840
5% 4/15/28	5,000,000	5,985,400
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,587,300
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	292,190
5% 3/1/20	300,000	360,183
5% 3/1/22	275,000	333,968
5% 3/1/23	585,000	709,225
5% 3/1/42	2,950,000	3,309,871
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,309,630
Series 2009 A, 5.25% 8/15/22	2,655,000	3,176,123
Series 2011 A, 5.75% 8/15/41	4,980,000	5,823,014
First Series 2012, 5% 4/1/20	750,000	901,523
First Series:
5% 4/1/21	500,000	605,405
5% 4/1/22	600,000	732,486
5% 4/1/23	800,000	970,712
5% 4/1/24	1,100,000	1,327,645
Series 2010 E, 5% 5/15/31	2,500,000	2,763,675
Series 2010:
5% 9/1/30	1,150,000	1,353,596
5% 9/1/31	1,025,000	1,201,782
Series 2011 A, 5% 9/1/41	2,000,000	2,292,160
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,699,777
Series 2008 A, 5% 8/15/29	3,945,000	4,397,531
Series 2010:
5% 3/1/22	2,640,000	3,128,954
5% 3/1/40	3,635,000	4,048,045
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,365,700
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	$ 7,695,000	$ 8,624,710
5% 12/1/25 (AMBAC Insured)	7,345,000	8,195,992
5% 12/1/26 (AMBAC Insured)	3,500,000	3,896,865
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,612,160
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,432,480
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,539,675
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,591,080
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,056,850
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,053,480
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,749,842
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,889,376
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,896,042
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,542,604
Ninth Series, 5.25% 8/1/40	5,595,000	6,002,652
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,466,864
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,664,620
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,087,222
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,525,600
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,896,725
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,042,150
Series 2012:
5% 4/15/21	1,000,000	1,189,200
5% 4/15/25	2,230,000	2,598,686
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 2,900,000	$ 3,094,619
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,317,712
Series 2010 C, 5% 9/1/21	4,000,000	4,680,760
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,500,880
Series 2011 A, 5% 1/1/41	2,715,000	3,018,754
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,652,818
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,226,320
5.25% 9/1/16 (FSA Insured)	3,000,000	3,423,120
Series 2012 A, 5% 9/1/22	2,000,000	2,383,080
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,882,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	1,670,000	1,738,153
6.5% 9/1/13 (FGIC Insured)	1,875,000	1,930,088
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,114,450
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,916,600
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,676,610
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,154,480
(Montgomery County Cmnty. College Proj.)Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,980,829
5% 5/1/28 (FSA Insured)	1,000,000	1,112,800
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,513,150
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,314,440
Series 2000 C, 5% 9/15/35	2,000,000	2,268,220
Series 2007 B, 5.25% 9/15/28	2,500,000	2,958,650
Series 2009 A, 5% 9/15/16	1,150,000	1,325,145
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.): - continued
Series 2009 B:
5% 9/15/28	$ 2,000,000	$ 2,306,420
5.5% 9/15/24	5,250,000	6,380,693
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,696,605
Westmoreland County Gen. Oblig. Series 1992, 0% 8/1/15 (Escrowed to Maturity)	4,290,000	4,190,858
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,365,000	4,850,912
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,281,350
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,067,575
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,994,572
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,332,942
		458,436,112
Puerto Rico - 0.6%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	506,625
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	8,200,000	1,817,776
0% 8/1/41	1,200,000	236,184
		2,560,585
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $434,848,179)	469,395,225
NET OTHER ASSETS (LIABILITIES) - 3.7%	18,227,244
NET ASSETS - 100%	$ 487,622,469
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	29.8%
Health Care	20.1%
Education	15.1%
Transportation	9.5%
Electric Utilities	7.6%
Water & Sewer	6.5%
Others* (Individually Less Than 5%)	11.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $434,848,179)		$ 469,395,225
Cash		13,321,785
Receivable for fund shares sold		217,394
Interest receivable		5,830,301
Prepaid expenses		1,165
Other receivables		2,202
Total assets		488,768,072

Liabilities
Payable for fund shares redeemed	$ 404,923
Distributions payable	463,035
Accrued management fee	149,659
Transfer agent fee payable	62,117
Other affiliated payables	21,605
Other payables and accrued expenses	44,264
Total liabilities		1,145,603

Net Assets		$ 487,622,469
Net Assets consist of:
Paid in capital		$ 452,841,920
Undistributed net investment income		53,621
Accumulated undistributed net realized gain (loss) on investments		179,882
Net unrealized appreciation (depreciation) on investments		34,547,046
Net Assets, for 42,514,132 shares outstanding		$ 487,622,469
Net Asset Value, offering price and redemption price per share ($487,622,469 ÷ 42,514,132 shares)		$ 11.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 17,917,016

Expenses
Management fee	$ 1,686,055
Transfer agent fees	351,122
Accounting fees and expenses	119,549
Custodian fees and expenses	5,658
Independent trustees' compensation	1,684
Registration fees	25,958
Audit	49,630
Legal	3,825
Miscellaneous	3,378
Total expenses before reductions	2,246,859
Expense reductions	(9,886)	2,236,973
Net investment income (loss)		15,680,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,748,180
Change in net unrealized appreciation (depreciation) on investment securities		13,917,672
Net gain (loss)		15,665,852
Net increase (decrease) in net assets resulting from operations		$ 31,345,895

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,680,043	$ 15,776,914
Net realized gain (loss)	1,748,180	(233,547)
Change in net unrealized appreciation (depreciation)	13,917,672	21,854,173
Net increase (decrease) in net assets resulting from operations	31,345,895	37,397,540
Distributions to shareholders from net investment income	(15,632,766)	(15,776,599)
Distributions to shareholders from net realized gain	(1,100,705)	-
Total distributions	(16,733,471)	(15,776,599)
Share transactions Proceeds from sales of shares	116,905,113	76,315,039
Reinvestment of distributions	11,001,986	9,732,684
Cost of shares redeemed	(79,594,140)	(113,940,721)
Net increase (decrease) in net assets resulting from share transactions	48,312,959	(27,892,998)
Redemption fees	4,500	3,483
Total increase (decrease) in net assets	62,929,883	(6,268,574)

Net Assets
Beginning of period	424,692,586	430,961,160
End of period (including undistributed net investment income of $53,621 and undistributed net investment income of $6,346, respectively)	$ 487,622,469	$ 424,692,586
Other Information Shares
Sold	10,275,493	7,114,011
Issued in reinvestment of distributions	963,856	904,776
Redeemed	(6,995,178)	(10,739,144)
Net increase (decrease)	4,244,171	(2,720,357)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.51	$ 10.78	$ 10.21	$ 10.73
Income from Investment Operations
Net investment income (loss) B	.387	.415	.418	.407	.416
Net realized and unrealized gain (loss)	.395	.590	(.197)	.569	(.497)
Total from investmentoperations	.782	1.005	.221	.976	(.081)
Distributions from net investment income	(.386)	(.415)	(.418)	(.407)	(.416)
Distributions from net realized gain	(.026)	-	(.073)	-	(.023)
Total distributions	(.412)	(.415)	(.491)	(.407)	(.439)
Redemption fees added to paid in capital B	- D	- D	- D	.001	- D
Net asset value, end of period	$ 11.47	$ 11.10	$ 10.51	$ 10.78	$ 10.21
Total Return A	7.13%	9.76%	2.02%	9.70%	(.77)%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.50%	.50%	.51%	.50%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.51%	.50%
Expenses net of all reductions	.48%	.50%	.50%	.51%	.46%
Net investment income (loss)	3.40%	3.87%	3.85%	3.84%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 487,622	$ 424,693	$ 430,961	$ 428,569	$ 326,566
Portfolio turnover rate	16%	12%	19%	8%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/12	% of fund's investments 6/30/12	% of fund's investments 12/31/11
1 - 7	86.8	87.5	86.3
8 - 30	0.6	1.6	0.6
31 - 60	4.1	3.1	4.2
61 - 90	0.1	0.7	1.0
91 - 180	4.8	0.7	4.3
> 180	3.6	6.4	3.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/12	6/30/12	12/31/11
Fidelity Pennsylvania Municipal Money Market Fund	22 Days	28 Days	22 Days
Pennsylvania Tax-Free Money Market Funds Average*	26 Days	30 Days	25 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/12	6/30/12	12/31/11
Fidelity Pennsylvania Municipal Money Market Fund	22 Days	28 Days	22 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
Variable Rate Demand Notes (VRDNs) 74.4%	Variable Rate Demand Notes (VRDNs) 73.9%
Other Municipal Debt 19.7%	Other Municipal Debt 17.6%
Investment Companies 0.9%	Investment Companies 10.4%
Net Other Assets (Liabilities) 5.0%	Net Other Assets (Liabilities)** (1.9)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	12/31/12	9/30/12	6/30/12	3/31/12	1/2/12
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2012, the most recent period shown in the table, would have been -0.33%.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 74.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 1/7/13, VRDN (a)(d)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.17% 1/7/13, LOC Bank of America NA, VRDN (a)	900,000	900,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.21% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	3,270,000	3,270,000
Georgia - 0.2%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.3% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,890,000	1,890,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.17% 1/7/13, VRDN (a)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.35% 1/7/13, VRDN (a)	300,000	300,000
0.4% 1/7/13, VRDN (a)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 1/7/13, VRDN (a)(d)	400,000	400,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.33% 1/7/13, VRDN (a)	100,000	100,000
Series 2012 A, 0.37% 1/7/13, VRDN (a)(d)	500,000	500,000
		600,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.26% 1/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.22% 1/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	800,000	800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 72.2%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	$ 3,190,000	$ 3,190,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	8,640,000	8,640,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	4,600,000	4,600,000
(UPMC Health Sys. Proj.) Series 2010 B2, 0.14% 1/7/13, LOC Deutsche Bank AG New York Branch, VRDN (a)	7,500,000	7,500,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.24% 1/1/13, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.24% 1/1/13, LOC PNC Bank NA, VRDN (a)(d)	710,000	710,000
(The Neighborhood Academy Proj.) 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	4,500,000	4,500,000
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	3,750,000	3,750,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	400,000	400,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.13% 1/2/13, LOC Citibank NA, VRDN (a)	6,000,000	6,000,000
Series 2005 A, 0.15% 1/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)	10,000,000	10,000,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.15% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,650,000	3,650,000
(Snowball Real Estate LP Proj.) 0.35% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,305,000	1,305,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	5,350,000	5,350,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.14% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	20,240,000	20,240,000
Series 2008 A2, 0.13% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	27,905,000	27,905,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	$ 2,000,000	$ 2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.25% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.15% 1/2/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,915,000	1,915,000
Series 2006 B, 0.15% 1/2/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,900,000	4,900,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.19% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,640,000	8,640,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.13% 1/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,000,000	13,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600,000	6,600,000
Series Putters 3915 Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series WF 11 69C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.12% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	6,675,000	6,675,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.13% 1/7/13, LOC Fannie Mae, VRDN (a)	12,675,000	12,675,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	1,990,000	1,990,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.21% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	647,000	647,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	400,000	400,000
Series 1999 C4, 0.24% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	400,000	400,000
Series 2002 B5, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Series 2004 B, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	1,200,000	1,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 2004 D2, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	$ 900,000	$ 900,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.19% 1/7/13, LOC Citibank NA, VRDN (a)(d)	6,000,000	6,000,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,540,000	4,540,000
Series Putters 3352Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,435,000	4,435,000
Series Putters 4014, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4201, 0.13% 1/2/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,995,000	1,995,000
Series RBC O 34, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000,000	5,000,000
Series ROC II R 11505, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (a)(e)	11,000,000	11,000,000
Series ROC II R 14002, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (a)(e)	7,800,000	7,800,000
Series WF 11 121C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	14,370,000	14,370,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.14% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.12% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	4,435,000	4,435,000
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Participating VRDN:
ROC II R 11721, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (a)(e)	7,500,000	7,500,000
Series MS 3252, 0.18% 1/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,840,000	5,840,000
Series Putters 3583Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,060,000	6,060,000
Series ROC II R 14041, 0.15% 1/7/13 (Liquidity Facility Deutsche Postbank AG) (a)(e)	7,200,000	7,200,000
Series WF 11 26C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,000,000	3,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series MT 827, 0.22% 1/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 6,045,000	$ 6,045,000
Series Putters 3786 Z, 0.22% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,745,000	4,745,000
Series Putters 3950, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4109, 0.18% 1/2/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,790,000	6,790,000
Series Putters 4141 Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,875,000	4,875,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,925,000	3,925,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.13% 1/7/13, LOC Barclays Bank PLC, VRDN (a)	25,925,000	25,925,000
Series 2008 C, 0.13% 1/7/13, LOC Barclays Bank PLC, VRDN (a)	20,875,000	20,875,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.15% 1/7/13, LOC TD Banknorth, NA, VRDN (a)(d)	21,195,000	21,195,000
Series 2005 C2, 0.15% 1/7/13, LOC Royal Bank of Canada, VRDN (a)(d)	11,000,000	11,000,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.16% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,000,000	7,000,000
(The Franklin Institute Proj.) Series 2006, 0.14% 1/7/13, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	2,260,000	2,260,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.14% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)	7,400,000	7,400,000
Eighth Series C, 0.14% 1/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,000,000	4,000,000
Eighth Series D, 0.12% 1/7/13, LOC Bank of America NA, VRDN (a)	24,000,000	24,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Participating VRDN Series ROC II R 11867, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (a)(e)	$ 5,500,000	$ 5,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665,000	3,665,000
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.13% 1/7/13, LOC Bank of America NA, VRDN (a)	12,900,000	12,900,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	20,760,000	20,760,000
Series RBC E 28, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,740,000	13,740,000
Series RBC E 29, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,500,000	6,500,000
Series RBC E 30, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,000,000	10,000,000
Ridley School District Series 2009, 0.12% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	6,330,000	6,330,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.23% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	1,920,000	1,920,000
Somerset County Gen. Oblig. Series 2009 A, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	4,470,000	4,470,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	6,700,000	6,700,000
Washington County Auth. Rev. 0.13% 1/7/13, VRDN (a)	1,000,000	1,000,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	5,155,000	5,155,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.2% 1/7/13, LOC Bank of America NA, VRDN (a)	5,665,000	5,665,000
		569,202,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.13% 1/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	1,700,000	1,700,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.21% 1/2/13, VRDN (a)(d)	500,000	500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.16% 1/2/13, LOC Bank of America NA, VRDN (a)	$ 1,200,000	$ 1,200,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.22% 1/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
TOTAL VARIABLE RATE DEMAND NOTE		586,242,000
Other Municipal Debt - 19.7%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 1/16/13, CP mode (d)	1,100,000	1,100,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.45% tender 1/23/13, CP mode	1,200,000	1,200,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 1/9/13, CP mode (d)	1,300,000	1,300,000
Series 1990 B, 0.45% tender 1/15/13, CP mode	800,000	800,000
		2,100,000
Pennsylvania - 19.2%
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/13	2,800,000	2,859,903
Series 2011 A, 3% 10/15/13	1,320,000	1,347,437
Lehigh County Gen. Oblig. Bonds Series 2011, 3% 11/15/13	6,030,000	6,174,264
Pennsylvania Gen. Oblig. Bonds:
First Series 2003, 5% 1/1/13	1,950,000	1,950,000
First Series 2004, 5.25% 2/1/13	4,500,000	4,519,121
First Series 2008, 5% 5/15/13	3,850,000	3,917,841
First Series 2009, 5% 3/15/13	1,000,000	1,009,601
First Series 2011, 4% 11/15/13	3,000,000	3,097,918
First Series 2012, 3% 1/1/13	5,600,000	5,600,000
Fourth Series 2004, 5% 7/1/13 (Escrowed to Maturity)	3,190,000	3,265,688
Second Series 2004, 5.5% 6/1/13	1,000,000	1,021,826
Second Series 2008, 5% 2/15/13	1,000,000	1,005,875
Series 2002, 5.5% 2/1/13	3,950,000	3,967,624
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Bonds: - continued
Series 2004, 5.25% 7/1/13	$ 1,000,000	$ 1,025,025
Series 2009, 5% 7/1/13	2,925,000	2,994,403
Series 2010 A, 5% 5/1/13	10,380,000	10,543,547
Third Series, 5% 9/1/13	300,000	309,314
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
First Series 2012, 1% 4/1/13	4,805,000	4,814,490
Series AM, 3% 6/15/13	1,965,000	1,989,221
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 114A, 0.4% 4/1/13 (d)	1,960,000	1,960,000
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.17% 1/7/13, LOC Bank of America NA, CP	48,780,000	48,780,000
Pennsylvania State Univ. Bonds Series 2009 A, 4% 3/1/13	1,500,000	1,509,191
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	7,300,000	7,362,521
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 4% 5/15/13	1,500,000	1,519,710
Swarthmore Borough Auth. College Rev. Bonds Series 2008, 5% 9/15/13	1,875,000	1,937,403
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2012, 2% 7/2/13	6,700,000	6,759,703
Bonds:
(Higher Ed. Proj.) 0.2% tender 2/5/13, CP mode	10,805,000	10,805,000
(Univ. Cap. Proj.) Series 2012 C, 0.21% tender 2/5/13, CP mode	9,000,000	9,000,000
		151,046,626
TOTAL OTHER MUNICIPAL DEBT		155,446,626
Investment Company - 0.9%
	Shares
Fidelity Municipal Cash Central Fund, 0.16% (b)(c)	7,312,000	7,312,000
TOTAL INVESTMENT PORTFOLIO - 95.0% (Cost $749,000,626)		749,000,626
NET OTHER ASSETS (LIABILITIES) - 5.0%		39,484,878
NET ASSETS - 100%		$ 788,485,504
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 54,328
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $741,688,626)	$ 741,688,626
Fidelity Central Funds (cost $7,312,000)	7,312,000
Total Investments (cost $749,000,626)		$ 749,000,626
Cash		35,970,854
Receivable for fund shares sold		21,138,473
Interest receivable		905,004
Distributions receivable from Fidelity Central Funds		1,674
Other receivables		1,951
Total assets		807,018,582

Liabilities
Payable for fund shares redeemed	18,435,760
Distributions payable	246
Accrued management fee	96,839
Other affiliated payables	233
Total liabilities		18,533,078

Net Assets		$ 788,485,504
Net Assets consist of:
Paid in capital		$ 788,482,184
Accumulated undistributed net realized gain (loss) on investments		3,320
Net Assets, for 788,321,379 shares outstanding		$ 788,485,504
Net Asset Value, offering price and redemption price per share ($788,485,504 ÷ 788,321,379 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 1,242,697
Income from Fidelity Central Funds		54,328
Total income		1,297,025

Expenses
Management fee	$ 3,405,416
Independent trustees' compensation	2,432
Total expenses before reductions	3,407,848
Expense reductions	(2,179,116)	1,228,732
Net investment income (loss)		68,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,801
Capital gain distributions from Fidelity Central Funds	662
Total net realized gain (loss)		32,463
Net increase in net assets resulting from operations		$ 100,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,293	$ 66,169
Net realized gain (loss)	32,463	14,020
Net increase in net assets resulting from operations	100,756	80,189
Distributions to shareholders from net investment income	(68,278)	(66,105)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,885,238,135	1,803,354,473
Reinvestment of distributions	66,921	65,495
Cost of shares redeemed	(1,783,013,637)	(1,788,062,125)
Net increase (decrease) in net assets and shares resulting from share transactions	102,291,419	15,357,843
Total increase (decrease) in net assets	102,323,897	15,371,927

Net Assets
Beginning of period	686,161,607	670,789,680
End of period	$ 788,485,504	$ 686,161,607

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.018
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.018
Distributions from net investment income	- D	- D	- D	(.001)	(.018)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	- D	- D	- D	(.001)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.09%	1.85%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.53%	.51%
Expenses net of fee waivers, if any	.18%	.22%	.30%	.49%	.51%
Expenses net of all reductions	.18%	.22%	.30%	.49%	.46%
Net investment income (loss)	.01%	.01%	.01%	.09%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,486	$ 686,162	$ 670,790	$ 678,148	$ 848,937

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 434,848,017	$ 34,687,659	$ (140,451)	$ 34,547,208
Fidelity Pennsylvania Municipal Money Market Fund	749,000,626	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 53,777	$ 1	$ 179,881	$ 34,547,208
Fidelity Pennsylvania Municipal Money Market Fund	3,546	-	-	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2012
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 15,632,766	$ 1,100,705	$ 16,733,471
Fidelity Pennsylvania Municipal Money Market Fund	68,278	-	68,278
December 31, 2011
Tax-Exempt Income
Fidelity Pennsylvania Municipal Income Fund	$ 15,776,599
Fidelity Pennsylvania Municipal Money Market Fund	66,105

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $113,312,762 and $73,112,425, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund(s). The Income Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 1,216

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,176,804.

Annual Report

7. Expense Reductions - continued

Through arrangements with the Income Fund's and Market Market Fund, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 4,766	$ 5,116	$ 4
Fidelity Pennsylvania Municipal Money Market Fund	1,240	1,072	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund a fund of Fidelity Municipal Trust II) at December 31, 2012, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains

Fidelity Pennsylvania Municipal Income Fund	02/11/13	02/08/13	$0.006
Fidelity Pennsylvania Municipal Money Market Fund	02/11/13	02/08/13	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Pennsylvania Municipal Income Fund	$ 1,305,106
Fidelity Pennsylvania Municipal Money Market Fund	$ 3,644

During fiscal year ended 2012, 100% of each fund's income dividends were free from federal income tax, and 2.83% of Fidelity Pennsylvania Municipal Income Fund and 16.27% of Fidelity Pennsylvania Municipal Money Market's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period, the fourth quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 30% would mean that 70% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Fidelity Pennsylvania Municipal Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Annual Report

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of Fidelity Pennsylvania Municipal Income Fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Pennsylvania Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PFR-UANN-0213
1.787740.109

Item 2. Code of Ethics

As of the end of the period, December 31, 2012, Fidelity Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Michigan Municipal Money Market Fund, Fidelity Ohio Municipal Money Market Fund and Fidelity Pennsylvania Money Market Fund (the "Funds"):

Services Billed by PwC

December 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Money Market Fund	$33,000	$-	$2,000	$1,900
Fidelity Ohio Municipal Money Market Fund	$33,000	$-	$2,000	$2,000
Fidelity Pennsylvania Municipal Money Market Fund	$33,000	$-	$2,000	$1,800

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Money Market Fund	$33,000	$-	$2,000	$2,000
Fidelity Ohio Municipal Money Market Fund	$33,000	$-	$2,000	$2,000
Fidelity Pennsylvania Municipal Money Market Fund	$33,000	$-	$2,000	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2012A	December 31, 2011A
Audit-Related Fees	$4,805,000	$3,845,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2012 A	December 31, 2011 A
PwC	$5,620,000	$5,060,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2013